OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 852	$ 1,109
Contract liability	679	686
Pension obligations	62	56
Other	231	225
Other long-term liabilities	$ 1,824	$ 2,076